Share-based payments reserve	9 Months Ended
May 31, 2024
Notes and other explanatory information [abstract]
Share-based payments reserve

12.	Share-based payments reserve

Share-based compensation expense for the three and nine months ended May 31, 2024 totalled $0.3 million and $1.7 million, respectively (2023 – $0.5 million and $2.1 million, respectively).

As at May 31, 2024, the Company had 5,392,420 (August 31, 2023 – 3,617,450) share awards available for issuance under the Omnibus Equity Incentive Plan.

a)	Stock options

Canadian Dollars denominated stock options

	Number of stock options	Weighted average exercise price per share
Balance – May 31, 2024 and August 31, 2023	4,986,000	CAD $0.41

Options to purchase common shares carry exercise prices and terms to maturity as follows:

				Remaining
	Number of options		Expiry	contractual
Exercise price	Outstanding	Exercisable	Date	life (years)
C$0.35	100,000	100,000	January 2, 2027	2.6
C$0.40	2,259,000	2,259,000	October 11, 2026	2.4
C$0.40	95,000	95,000	October 6, 2024	0.4
C$0.43	2,065,000	2,065,000	September 29, 2026	2.3
C$0.43	467,000	467,000	October 6, 2024	0.4
C$0.41(1)	4,986,000	4,986,000		2.1(1)
(1)	Total represents weighted average.

US Dollars denominated stock options

	Number of stock options	Weighted average exercise price per share
Balance – May 31, 2024 and August 31, 2023	10,450,000	$0.49

Options to purchase common shares carry exercise prices and terms to maturity as follows:

				Remaining
	Number of options		Expiry	contractual
Exercise price	Outstanding	Exercisable	Date	life (years)
USD $0.50	7,375,000	2,950,000	August 17, 2027	3.2
USD $0.45	3,075,000	615,000	August 28, 2028	4.2
USD $0.49(1)	10,450,000	3,565,000		3.5(1)
(1)	Total represents weighted average.

For the three and nine months ended May 31, 2024, share-based compensation expense related to stock options totalled $0.2 million and $0.5 million, respectively (2023 – $0.2 million and $0.4 million, respectively).

b)	Restricted Share Units

The following table sets out activity with respect to outstanding RSUs:

Number of RSUs
Balance – August 31, 2023	3,473,077
Granted	57,432
Vested	(1,203,333)
Balance – May 31, 2024	2,327,176

For the three and nine months ended May 31, 2024, share-based payment expenses related to RSUs totalled $0.1 million and $0.8 million, respectively (2023 – $0.1 million and $0.4 million, respectively).